General	12 Months Ended
Dec. 31, 2017
General
General

Note 1 – General

A.	Reporting Entity

Nano Dimension Ltd. (the “Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 2 Ilan Ramon St., Ness Ziona, Israel. The consolidated financial statements of the Company as of December 31, 2017, comprise the Company and its subsidiaries in Israel and in the United States (together referred to as the “Group”). The Company engages, by means of the subsidiary Nano Dimension Technologies Ltd. (“Nano–Technologies”), in the development of a three-dimensional (“3D”) printer and nanotechnology based conductive and dielectric inks, which are supplementary products to the 3D printer. The Ordinary Shares of the Company are registered for trade on the Tel Aviv Stock Exchange. In addition, since March 2016, the Company’s American Depositary Shares (“ADSs”) have been trading on the Nasdaq Capital Market.

B.	Since August 25, 2014, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities. The amount of the Company’s future net losses and the Company's ability to finance its operations will depend, in part, on completing the development of its products, the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. To date, the Group has just begun to commercialize its products and has generated insignificant revenues, mainly from sales and operating leases of its 3D printers. The Group’s ability to generate revenue and achieve profitability depends on its ability to successfully commercialize its products. The Group was able to obtain funding thus far and believes it has sufficient resources to fund its operations at least in the next 12 months.

C.	Definitions

In these financial statements –

The Group – the Company, Nano –Technologies and Nano Dimension USA Inc., a fully owned US subsidiary of Nano Dimension Ltd.

Related Party – Within its meaning in International Accounting Standards (“IAS”) 24 (2009) Related Party Disclosures.

The Operating Cycle

The operating cycle period of the Group is 12 months.

D.	Reclassification

During the current year the Group changed the income statement classification and added a sales and marketing expenses section to reflect more appropriately the operation activities of the Group.

Comparative amounts were reclassified for consistency. This classification did not have any effect on the total comprehensive loss.